Debt - Maturities of outstanding debt (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014
Debt Disclosure [Abstract]
2015	$ 131.2
2016	158.4
2017	48.9
2018	138.2
2019	29.0
2020 and thereafter	2,743.1
Total outstanding debt	$ 3,248.8